Prepayments and Other Current Assets - Allowance for doubtful accounts (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Prepayments and Other Current Assets
Additions charged to bad debt expense	¥ 1,133
Balance at the end of the year	¥ 1,133